UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2016

Date of reporting period:	September 30, 2016

Item 1. Schedule of Investments:

Putnam VT Investors Fund

The fund's portfolio
9/30/16 (Unaudited)

COMMON STOCKS (97.4%)(a)
	Shares	Value

Aerospace and defense (3.3%)

Boeing Co. (The)	12,000	$1,580,880

General Dynamics Corp.	5,957	924,288

L-3 Communications Holdings, Inc.	8,024	1,209,458

Northrop Grumman Corp.	13,400	2,866,930

Raytheon Co.	8,500	1,157,105

TransDigm Group, Inc.(NON)	2,400	693,888

		8,432,549
Air freight and logistics (0.4%)

United Parcel Service, Inc. Class B	9,700	1,060,792

		1,060,792
Airlines (1.2%)

American Airlines Group, Inc.	20,600	754,166

Southwest Airlines Co.	44,900	1,746,161

United Continental Holdings, Inc.(NON)	9,300	487,971

		2,988,298
Auto components (0.7%)

Johnson Controls International PLC	15,843	737,175

Lear Corp.	8,900	1,078,858

		1,816,033
Automobiles (0.4%)

General Motors Co.	35,200	1,118,304

		1,118,304
Banks (7.8%)

Bank of America Corp.	219,742	3,438,962

Citigroup, Inc.	61,257	2,893,168

JPMorgan Chase & Co.	117,427	7,819,464

KeyCorp	96,900	1,179,273

Regions Financial Corp.	98,400	971,208

Wells Fargo & Co.	77,750	3,442,770

		19,744,845
Beverages (2.3%)

Dr. Pepper Snapple Group, Inc.	13,500	1,232,685

Molson Coors Brewing Co. Class B	9,079	996,874

PepsiCo, Inc.	34,320	3,732,986

		5,962,545
Biotechnology (3.8%)

Amgen, Inc.	20,463	3,413,433

Biogen, Inc.(NON)	6,100	1,909,483

Celgene Corp.(NON)	14,100	1,473,873

Gilead Sciences, Inc.	30,400	2,405,248

United Therapeutics Corp.(NON)	3,700	436,896

		9,638,933
Capital markets (3.0%)

Ameriprise Financial, Inc.	8,100	808,137

Goldman Sachs Group, Inc. (The)	19,020	3,067,355

KKR & Co. LP	66,300	945,438

Morgan Stanley	59,700	1,913,982

State Street Corp.	12,100	842,523

		7,577,435
Chemicals (1.6%)

Dow Chemical Co. (The)	22,501	1,166,227

E.I. du Pont de Nemours & Co.	16,800	1,125,096

LyondellBasell Industries NV Class A	13,400	1,080,844

Monsanto Co.	7,600	776,720

Sociedad Quimica y Minera de Chile SA ADR (Chile)	1,360	36,584

		4,185,471
Commercial services and supplies (0.5%)

KAR Auction Services, Inc.	15,693	677,310

Waste Connections, Inc. (Canada)	8,000	597,600

		1,274,910
Communications equipment (1.6%)

Cisco Systems, Inc.	127,741	4,051,945

		4,051,945
Consumer finance (1.6%)

Capital One Financial Corp.	17,600	1,264,208

Discover Financial Services	29,100	1,645,605

Synchrony Financial	46,300	1,296,400

		4,206,213
Distributors (0.2%)

LKQ Corp.(NON)	15,300	542,538

		542,538
Diversified financial services (0.8%)

Capitol Acquisition Corp. III (Units)(NON)	18,239	184,396

Easterly Acquisition Corp. (Units)(NON)	77,420	782,716

Pace Holdings Corp. (Units)(NON)	37,781	392,922

Silver Run Acquisition Corp. (Units)(NON)	35,400	637,554

		1,997,588
Diversified telecommunication services (2.3%)

AT&T, Inc.	48,772	1,980,631

Iridium Communications, Inc.(NON)(S)	38,937	315,779

Level 3 Communications, Inc.(NON)	24,300	1,127,034

Verizon Communications, Inc.	45,250	2,352,095

		5,775,539
Electric utilities (1.4%)

Edison International	9,600	693,600

Entergy Corp.	13,400	1,028,182

Exelon Corp.	39,700	1,321,613

FirstEnergy Corp.	17,100	565,668

		3,609,063
Electrical equipment (0.2%)

Emerson Electric Co.	9,200	501,492

		501,492
Energy equipment and services (1.9%)

Baker Hughes, Inc.	16,500	832,755

Halliburton Co.	24,200	1,086,096

Nabors Industries, Ltd.	39,700	482,752

Schlumberger, Ltd.	29,745	2,339,147

		4,740,750
Equity real estate investment trusts (REITs) (1.4%)

Armada Hoffler Properties, Inc.(R)	78,154	1,047,264

Easterly Government Properties, Inc.(R)	77,416	1,477,097

Kimco Realty Corp.(R)	17,100	495,045

Rayonier, Inc.(R)(S)	16,700	443,218

		3,462,624
Food and staples retail (2.4%)

CVS Health Corp.	20,680	1,840,313

Kroger Co. (The)	17,400	516,432

Wal-Mart Stores, Inc.	27,800	2,004,936

Walgreens Boots Alliance, Inc.	20,600	1,660,772

		6,022,453
Food products (1.2%)

JM Smucker Co. (The)	12,700	1,721,358

Kraft Heinz Co. (The)	12,500	1,118,875

Mead Johnson Nutrition Co.	4,200	331,842

		3,172,075
Gas utilities (0.2%)

UGI Corp.	13,700	619,788

		619,788
Health-care equipment and supplies (1.4%)

Baxter International, Inc.(S)	22,100	1,051,960

Becton Dickinson and Co.	8,800	1,581,624

Danaher Corp.	12,300	964,197

		3,597,781
Health-care providers and services (3.3%)

Aetna, Inc.	10,900	1,258,405

AmerisourceBergen Corp.	8,500	686,630

Anthem, Inc.	4,800	601,488

Cardinal Health, Inc.	10,900	846,930

Express Scripts Holding Co.(NON)	10,000	705,300

HCA Holdings, Inc.(NON)	17,600	1,331,088

McKesson Corp.	6,800	1,133,900

UnitedHealth Group, Inc.	14,200	1,988,000

		8,551,741
Hotels, restaurants, and leisure (1.6%)

Del Taco Restaurants, Inc.(NON)	39,636	472,461

McDonald's Corp.	13,730	1,583,893

Penn National Gaming, Inc.(NON)	46,500	631,005

Wyndham Worldwide Corp.	9,400	632,902

Yum! Brands, Inc.	7,900	717,399

		4,037,660
Household durables (0.3%)

New Home Co., Inc. (The)(NON)	28,892	308,278

Tempur Sealy International, Inc.(NON)(S)	7,000	397,180

		705,458
Household products (0.9%)

Procter & Gamble Co. (The)	25,950	2,329,013

		2,329,013
Independent power and renewable electricity producers (0.3%)

NRG Energy, Inc.	60,700	680,447

		680,447
Industrial conglomerates (1.2%)

General Electric Co.	59,820	1,771,868

Honeywell International, Inc.	11,927	1,390,569

		3,162,437
Insurance (3.0%)

Admiral Group PLC (United Kingdom)	10,580	280,985

American International Group, Inc.	47,733	2,832,476

Assured Guaranty, Ltd.	17,700	491,175

Hartford Financial Services Group, Inc. (The)	27,700	1,186,114

Lincoln National Corp.	16,500	775,170

MetLife, Inc.	20,548	912,948

Travelers Cos., Inc. (The)	11,400	1,305,870

		7,784,738
Internet and direct marketing retail (1.1%)

Amazon.com, Inc.(NON)	3,365	2,817,548

FabFurnish GmbH (acquired 8/2/13, cost $4) (Private) (Brazil)(F)(RES)(NON)	6	5

Global Fashion Group SA (acquired 8/2/13, cost $219,415) (Private) (Brazil)(F)(RES)(NON)	5,179	37,469

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $4) (Private) (Brazil)(F)(RES)(NON)	3	3

New Middle East Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)	1	1

		2,855,026
Internet software and services (4.3%)

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)	5,542	586,288

Alphabet, Inc. Class A(NON)	2,800	2,251,368

Alphabet, Inc. Class C(NON)	7,318	5,688,208

Facebook, Inc. Class A(NON)	18,200	2,334,514

MiX Telematics, Ltd. ADR (South Africa)(S)	21,967	140,369

		11,000,747
IT Services (3.1%)

Computer Sciences Corp.	20,040	1,046,288

IBM Corp.	16,080	2,554,308

MasterCard, Inc. Class A	12,900	1,312,833

Visa, Inc. Class A	29,000	2,398,300

Xerox Corp.	71,400	723,282

		8,035,011
Life sciences tools and services (0.4%)

Agilent Technologies, Inc.	22,900	1,078,361

		1,078,361
Machinery (1.1%)

Deere & Co.(S)	17,500	1,493,625

Parker Hannifin Corp.	5,200	652,756

Trinity Industries, Inc.	29,867	722,184

		2,868,565
Media (3.3%)

CBS Corp. Class B (non-voting shares)	15,800	864,892

Charter Communications, Inc. Class A(NON)	4,256	1,148,992

Comcast Corp. Class A	32,770	2,173,962

DISH Network Corp. Class A(NON)	13,600	745,008

Live Nation Entertainment, Inc.(NON)	34,000	934,320

Time Warner, Inc.	22,600	1,799,186

Walt Disney Co. (The)	9,200	854,312

		8,520,672
Metals and mining (0.7%)

ArcelorMittal ADR (France)(NON)(S)	67,800	409,512

Nucor Corp.	27,600	1,364,820

		1,774,332
Mortgage real estate investment trusts (REITs) (0.2%)

Hannon Armstrong Sustainable Infrastructure Capital, Inc.(R)	21,840	510,401

		510,401
Multiline retail (1.1%)

Dollar General Corp.	12,100	846,879

Macy's, Inc.	13,600	503,880

Target Corp.	22,000	1,510,960

		2,861,719
Oil, gas, and consumable fuels (5.3%)

Anadarko Petroleum Corp.	16,400	1,039,104

Boardwalk Pipeline Partners LP	20,200	346,632

Cheniere Energy, Inc.(NON)	7,000	305,200

ConocoPhillips	19,000	825,930

Enterprise Products Partners LP	39,200	1,083,096

EOG Resources, Inc.	8,000	773,680

Exxon Mobil Corp.	52,305	4,565,180

Green Plains Partners LP	31,914	612,749

Pioneer Natural Resources Co.	1,818	337,512

Plains GP Holdings LP Class A	46,900	606,886

Royal Dutch Shell PLC ADR Class A (United Kingdom)	20,070	1,004,905

Scorpio Tankers, Inc.	99,800	462,074

Suncor Energy, Inc. (Canada)	22,800	633,384

Valero Energy Corp.	20,200	1,070,600

		13,666,932
Personal products (0.6%)

Avon Products, Inc.	55,701	315,268

Coty, Inc. Class A(S)	20,721	486,944

Edgewell Personal Care Co.(NON)	9,481	753,929

		1,556,141
Pharmaceuticals (6.0%)

Allergan PLC(NON)	3,926	904,197

Bristol-Myers Squibb Co.	11,900	641,648

Eli Lilly & Co.	15,100	1,211,926

Jazz Pharmaceuticals PLC(NON)	4,346	527,952

Johnson & Johnson	44,330	5,236,703

Merck & Co., Inc.	39,200	2,446,472

Mylan NV(NON)	18,100	689,972

Pfizer, Inc.	100,486	3,403,461

		15,062,331
Real estate management and development (0.2%)

Kennedy-Wilson Holdings, Inc.	27,400	617,870

		617,870
Road and rail (0.9%)

Union Pacific Corp.	24,600	2,399,238

		2,399,238
Semiconductors and semiconductor equipment (3.7%)

Intel Corp.	71,220	2,688,555

Lam Research Corp.(S)	12,900	1,221,759

Micron Technology, Inc.(NON)	83,500	1,484,630

NVIDIA Corp.(S)	15,600	1,068,912

QUALCOMM, Inc.	25,100	1,719,350

Texas Instruments, Inc.	18,200	1,277,276

		9,460,482
Software (4.8%)

Dell Technologies, Inc. - VMware, Inc. Class V(NON)	5,773	275,949

Electronic Arts, Inc.(NON)	15,000	1,281,000

Microsoft Corp.	146,750	8,452,800

Oracle Corp.	51,358	2,017,342

TubeMogul, Inc.(NON)(S)	30,619	286,900

		12,313,991
Specialty retail (2.9%)

American Eagle Outfitters, Inc.	25,200	450,072

Best Buy Co., Inc.	27,100	1,034,678

Gap, Inc. (The)(S)	27,600	613,824

Home Depot, Inc. (The)	19,900	2,560,732

Lowe's Cos., Inc.	27,700	2,000,217

Michaels Cos., Inc. (The)(NON)	27,995	676,639

		7,336,162
Technology hardware, storage, and peripherals (4.5%)

Apple, Inc.	79,683	9,008,164

Hewlett Packard Enterprise Co.	66,916	1,522,339

HP, Inc.	69,116	1,073,371

		11,603,874
Tobacco (0.6%)

Philip Morris International, Inc.	14,533	1,412,898

		1,412,898
Wireless telecommunication services (0.4%)

T-Mobile US, Inc.(NON)	22,300	1,041,856

		1,041,856

Total common stocks (cost $206,568,793)		$249,328,067

CONVERTIBLE PREFERRED STOCKS (0.6%)(a)
	Shares	Value

Allergan PLC Ser. A, 5.50% cv. pfd.	571	$469,151

American Tower Corp. $5.50 cv. pfd.(R)	5,321	583,315

Iridium Communications, Inc. 7.00% cv. pfd.	3,770	381,948

Total convertible preferred stocks (cost $1,457,405)		$1,434,414

CONVERTIBLE BONDS AND NOTES (0.2%)(a)
	Principal amount	Value

DISH Network Corp. 144A cv. sr. unsec. bonds 3.375%, 8/15/26	$383,000	$419,385

Total convertible bonds and notes (cost $383,000)		$419,385

SHORT-TERM INVESTMENTS (4.4%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.67%(AFF)(d)	6,141,200	$6,141,200

Putnam Short Term Investment Fund 0.51%(AFF)	5,153,633	5,153,633

Total short-term investments (cost $11,294,833)		$11,294,833

TOTAL INVESTMENTS

Total investments (cost $219,704,031)(b)		$262,476,699

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2016 through September 30, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $256,099,888.
(b)	The aggregate identified cost on a tax basis is $221,316,764, resulting in gross unrealized appreciation and depreciation of $48,561,063 and $7,401,128, respectively, or net unrealized appreciation of $41,159,935.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $37,478, or less than 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Money Market Liquidity Fund, Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Money Market Liquidity Fund*	$—	$21,605,371	$21,605,371	$462	$—
	Putnam Cash Collateral Pool, LLC**	4,381,450	34,310,329	32,550,579	20,716	6,141,200
	Putnam Short Term Investment Fund****	3,851,702	71,013,490	69,711,559	13,635	5,153,633
	Totals	$8,233,152	$126,929,190	$123,867,509	$34,813	$11,294,833
* Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.
** No management fees are charged to Putnam Cash Collateral Pool, LLC.
**** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $6,141,200, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $6,080,279.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$29,756,094	$—	$37,478
Consumer staples	20,455,125	—	—
Energy	18,407,682	—	—
Financials	41,821,220	—	—
Health care	37,929,147	—	—
Industrials	22,688,281	—	—
Information technology	56,466,050	—	—
Materials	5,959,803	—	—
Real estate	4,080,494	—	—
Telecommunication services	6,817,395	—	—
Utilities	4,909,298	—	—
Total common stocks	249,290,589	—	37,478
Convertible bonds and notes	—	419,385	—
Convertible preferred stocks	—	1,434,414	—
Short-term investments	5,153,633	6,141,200	—

Totals by level	$254,444,222	$7,994,999	$37,478

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 28, 2016

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: November 28, 2016